Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from operating activities
Net income	$ 10,562	$ 17,820	$ 18,125
Adjustments to reconcile net income to net cash provided by operating activities:
Non-cash equity-based compensation expense	24,745	2,308	824
Depreciation expense on property and equipment	289	272	187
Amortization of intangible assets	3,201	5,381	11,769
Amortization of deferred debt issuance costs	1,228	665	15
Loss on extinguishment of debt	1,998
Bad debt expense	526	354	533
Deferred taxes	(545)
Tax receivable agreement liability adjustments	413
Changes in operating assets and liabilities:
Accounts receivable	(40,809)	(19,216)	(5,155)
Prepaid expenses and other current assets	(6,482)	(162)	(262)
Other assets	(4,375)
Accounts payable	57,793	13,441	(5,373)
Accrued expenses	2,866	1,280	1,986
Net cash provided by operating activities	51,410	22,143	22,649
Cash flows from investing activities
Purchases of property and equipment	(296)	(146)	(630)
Acquisition of intangible assets		(148)	(10)
Purchase of cost method investment	(10,000)
Net cash (used in) investing activities	(10,296)	(294)	(640)
Cash flows from financing activities
Proceeds from issuance of Class A common stock, net of underwriter commission	124,179
Issuance of long-term debt	210,000	100,000
Revolving line of credit	7,500		3,000
Member contributions		62,806
Repayments on revolving line of credit	(7,500)		(9,000)
Repayments on long-term debt	(123,648)	(15,073)	(3,567)
Debt issuance costs	(4,467)	(2,303)
Repurchase of Class B units at QLH up to fair value	(1,453)	(4,467)
IPO costs to third parties	(12,227)
Shares withheld for taxes on vesting of restricted stock units	(4,235)
Repurchase of Class B common stock	(84,320)
Redemption of Class A units		(62,806)
Member distributions	(131,417)	(95,640)	(15,878)
Net cash (used in) financing activities	(27,588)	(17,483)	(25,445)
Net increase (decrease) in cash and cash equivalents	13,526	4,366	(3,436)
Cash and cash equivalents, beginning of period	10,028	5,662	9,098
Cash and cash equivalents, end of period	23,554	10,028	5,662
Supplemental disclosures of cash flow information
Interest	6,040	6,399	$ 1,201
Redemption of Class B units of QLH in excess of fair value	791	$ 1,286
Non-cash Investing and Financing Activities:
Establishment of liabilities under the tax receivable agreement in connection with the Reorganization Transactions	(22,085)
Establishment of tax indemnification receivable in connection with the Reorganization Transactions	(1,835)
Establishment of deferred tax assets in connection with the Reorganization Transactions	$ (31,068)